DEBT AND CONVERTIBLE LOAN PAYABLE (Detail Textuals) - USD ($)				1 Months Ended									9 Months Ended		12 Months Ended
	Dec. 12, 2016	Dec. 07, 2015	Aug. 14, 2015	Mar. 20, 2017	Oct. 19, 2016	Sep. 26, 2016	Mar. 22, 2016	Jan. 22, 2016	Jan. 19, 2016	Sep. 22, 2015	Mar. 31, 2015	Mar. 23, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt And Convertible Loan Payable [Line Items]
Proceeds from notes payable															$ 675,000	$ 36,100
Proceeds from convertible note payable														$ 230,000
Repayments of note payable													$ 230,526	4,539	208,223	2,838
Common stock issued for services (in shares)			166,560
Value of common stock issued for services													566,930		465,424	528,227
Additional debt issue costs													0		10,000
Additional debt discounts															417,834
Accrued interest															10,334
Debt discount															451,946	0
Interest expense															283,615	0
Amortization of debt issue costs														$ 20,000	20,000
Value of conversion of debt													$ 566,930
Fmw Media Works [Member]
Debt And Convertible Loan Payable [Line Items]
Common stock issued for services (in shares)		125,000
Value of common stock issued for services		$ 47,500
Shares issued price per share (in dollars per share)		$ 0.38
Firstfire Global Opportunities Fund, Llc, And Rockwell Capital Partners Inc [Member] | Securities Purchase Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Proceeds from notes payable	$ 275,000				$ 275,000		$ 272,500
Repayments of note payable	$ 240,000				$ 240,000		$ 250,000
Original issue discount percentage	10.00%				10.00%		9.00%
Common stock issued for services (in shares)							50,000
Value of common stock issued for services							$ 23,500
Shares issued price per share (in dollars per share)							$ 0.47
Interest rate percentage on unpaid principal amount	8.00%				8.00%		3.00%
Debt default percentage	15.00%				15.00%		15.00%
Debt default description

If the Company exercises its right to prepay or repay the Note, the Company shall make payment to the note holders of an amount in cash equal to the sum of 125% multiplied by the Principal Amount plus accrued and unpaid interest on the Principal Amount to the Optional Prepayment Date plus Default Interest, if any.

The notes convert into shares of Common Stock at a price equal to $0.30; provided, however that from and after the occurrence of any Event of Default hereunder, the Conversion Price shall be the lower of: (i) the Fixed Conversion Price or (ii) 55% multiplied by the lowest sales price of the Common Stock in a public market during the ten (10) consecutive Trading Day period immediately preceding the Trading Day that the Company receives a Notice of Conversion (as defined in the Note).

If the Company exercises its right to prepay or repay the Note, the Company shall make payment to the note holders of an amount in cash equal to the sum of 125% multiplied by the Principal Amount plus accrued and unpaid interest on the Principal Amount to the Optional Prepayment Date plus Default Interest, if any.

The notes convert into shares of Common Stock at a price equal to $0.30; provided, however that from and after the occurrence of any Event of Default hereunder, the Conversion Price shall be the lower of: (i) the Fixed Conversion Price or (ii) 55% multiplied by the lowest sales price of the Common Stock in a public market during the ten (10) consecutive Trading Day period immediately preceding the Trading Day that the Company receives a Notice of Conversion (as defined in the Note).

If the Company exercises its right to prepay or repay the Note, the Company shall make payment to the note holders of an amount in cash equal to the sum of 125% multiplied by the Principal Amount plus accrued and unpaid interest on the Principal Amount to the Optional Prepayment Date plus Default Interest, if any.

The notes convert into shares of Common Stock at a price equal to $0.30; provided, however that from and after the occurrence of any Event of Default hereunder, the Conversion Price shall be the lower of: (i) the Fixed Conversion Price or (ii) 45% multiplied by the lowest sales price of the Common Stock in a public market during the ten (10) consecutive Trading Day period immediately preceding the Trading Day that the Company receives a Notice of Conversion (as defined in the Note).

Kodiak Capital Group, Llc [Member] | Two Million Dollar Equity Financing Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Common stock issued for services (in shares)									300,000
Value of common stock issued for services									$ 120,000
Shares issued price per share (in dollars per share)									$ 0.40
Emerging Growth, Llc [Member]
Debt And Convertible Loan Payable [Line Items]
Common stock issued for services (in shares)								125,000
Value of common stock issued for services								$ 43,750
Shares issued price per share (in dollars per share)								$ 0.35
Rockwell Capital Partners Inc [Member] | Securities Purchase Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Repayments of note payable															203,441
Rate of increase in outstanding of debt										125.00%
Rate of increase in interest										15.00%
Firstfire Global Opportunities Fund Llc [Member] | Securities Purchase Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Repayments of note payable				$ 252,917
Rate of increase in outstanding of debt										125.00%
Rate of increase in interest										15.00%
Value of conversion of debt				$ 100,000											$ 203,319
Conversion of debt, shares issued				333,333											2,581,561
Outstanding principal balance															$ 0
Smallcapvoice Com [Member] | Consulting Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Common stock issued for services (in shares)											25,000	25,000
Value of common stock issued for services												$ 12,500
Shares issued price per share (in dollars per share)												$ 0.50
Chuck Rifici Holdings Inc [Member]
Debt And Convertible Loan Payable [Line Items]
Proceeds from notes payable						$ 225,500
Repayments of note payable				$ 252,917		$ 204,000
Original issue discount percentage						10.00%
Interest rate percentage on unpaid principal amount						8.00%
Debt default description
If the Company exercises its right to prepay or repay the Note, the Company shall make payment to the note holders of an amount in cash equal to the sum of 115% multiplied by the Principal Amount plus accrued and unpaid interest on the Principal Amount to the Optional Prepayment Date plus Default Interest, if any. In the event of the default the note is convertible into shares of Common Stock. The conversion price equals to 65% multiplied by the lowest sales price of the common stock during the ten consecutive trading days period immediately preceding the trading day that the Company receives a notice of conversion.

Amortization of debt issue costs						$ 18,398
Value of conversion of debt				$ 100,000
Conversion of debt, shares issued				333,333
Term of warrants						1 year
Number of common stock called by warrants						250,000
Exercise price of warrant						$ 0.30
Fair value of warrant						$ 12,612
Maturity date of debt						Mar. 23, 2017
Convertible Notes Payable Two [Member] | Firstfire Global Opportunities Fund, Llc, And Rockwell Capital Partners Inc [Member] | Securities Purchase Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Proceeds from convertible note payable															240,000
Additional debt issue costs															10,000
Original issuance discount fee															25,000
Convertible Notes Payable [Member] | Firstfire Global Opportunities Fund, Llc, And Rockwell Capital Partners Inc [Member] | Securities Purchase Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Proceeds from convertible note payable															272,500
Additional debt issue costs															20,000
Original issuance discount fee															$ 22,501